Revenue from product sales (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of revenue

	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

Gold income (1)	4,334	2,491
Spot market sales	4,337	2,315
Concentrate sales (2)	(3)	176
By-products (1)	74	61
Revenue from product sales	4,408	2,552
(1) The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental reporting note.
(2) There have been no material provisional price adjustments for the six months ended 30 June 2025 and 30 June 2024.